Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2020
Short-term borrowings and long-term debt
11. Short-term borrowings and long-term debt
Short-term borrowings
Short-term borrowings consist of Due to trust accounts, Call money and funds purchased, Payables under repurchase agreements and securities lending transactions, and Other short-term borrowings.
Details of Other short-term borrowings at March 31, 2019 and 2020 are as follows:

	2019	2020
	(in millions of yen)
Short-term notes issued by consolidated VIEs of asset-backed commercial paper programs (1)	22,339	54,658
Commercial paper and short-term notes issued by MHFG’s subsidiaries (1)(2)	1,274,382	730,089
Borrowings from the Bank of Japan	508,627	4,002,781
Other	189,478	126,957

Total	1,994,826	4,914,485

Notes:
(1)	Short-term notes are issued under the laws of Japan in the form of commercial paper.

(2)	The amounts of commercial paper and short-term notes issued by MHFG’s subsidiaries were ¥941,182 million and ¥333,200 million, respectively, at March 31, 2019, and ¥411,089 million and ¥319,000 million, respectively, at March 31, 2020.

Long-term debt
Long-term debt with original maturities of more than one year at March 31, 2019 and 2020 is comprised of the following:

	2019	2020
	(in millions of yen)
Obligations under finance leases	25,020	16,250
Loan participation borrowings	142,838	149,398
Senior borrowings and bonds	7,503,032	6,402,157
Subordinated borrowings and bonds	3,858,510	3,778,347

Total	11,529,400	10,346,152

The following table presents the interest rates and maturities of senior borrowings and bonds, and subordinated borrowings and bonds:

	Interest rates (1)	Maturities (2)	2019	2020
	(%)		(in millions of yen)
Senior borrowings and bonds:
fixed rate denominated in Japanese yen	0.00-8.10	Apr.2020-Jan.2050	2,057,156	549,647
fixed rate denominated in U.S. dollars	0.00-8.25	Apr.2020-Mar.2048	2,765,247	2,744,713
fixed rate denominated in other currencies	0.02-12.40	Apr.2020-Sep.2039	324,162	609,346
floating rate denominated in Japanese yen	0.00-51.60	Apr.2020-Mar.2050	656,029	606,095
floating rate denominated in U.S. dollars	0.00-37.20	Apr.2020-Dec.2059	1,493,617	1,682,540
floating rate denominated in other currencies	0.00-25.00	Jun.2020-Oct.2030	206,821	209,816

Total			7,503,032	6,402,157

Subordinated borrowings and bonds:
fixed rate denominated in Japanese yen	0.39-4.26	Aug.2020-Perpetual	3,442,438	3,370,234
fixed rate denominated in U.S. dollars	4.30-4.70	Jul.2022-Oct.2025	416,072	408,113

Total			3,858,510	3,778,347

Total			11,361,542	10,180,504

Notes:
(1)	The interest rates disclosed reflect the range of contractual rates in effect at March 31, 2020.

(2)	Maturity information disclosed is the range of maturities at March 31, 2020.

(3)	None of the long-term debt issuances above are convertible to common stock.

(4)	Certain debt agreements permit the MHFG Group to redeem the related debt, in whole or in part, prior to maturity at the MHFG Group’s option on terms specified in the respective agreements.

The following is a summary of contractual maturities of long-term debt subsequent to March 31, 2020:

(in millions of yen)
Fiscal year ending March 31:
2021	559,447
2022	1,430,157
2023	1,234,962
2024	697,214
2025	1,023,243
2026 and thereafter	5,401,129

Total	10,346,152